Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets [Abstract]
Beginning Balance		$ 121,982
Additions	272,274
Amortization	(69,466)	(118,049)
Movement in exchange rates	1,398	(3,933)
Ending Balance	$ 204,206